T. ROWE PRICE Mid-Cap Growth Portfolio
March 31, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.2%
COMMUNICATION SERVICES 3.7%
Entertainment 1.7%
Liberty Media-Liberty Formula One,
Class C (1) 64,000 2,771
Playtika Holding (1) 34,000 925
Spotify Technology (1) 10,000 2,680
Zynga, Class A (1) 373,000 3,808
10,184
Interactive Media & Services 2.0%
IAC/InterActiveCorp (1) 20,000 4,326
Match Group (1) 56,000 7,693
12,019
Total Communication Services 22,203
CONSUMER
DISCRETIONARY 14.0%
Auto Components 1.0%
Aptiv 44,000 6,068
6,068
Diversified Consumer Services 1.2%
Bright Horizons Family Solutions (1) 8,000 1,371
Terminix Global Holdings (1) 119,000 5,673
7,044
Hotels, Restaurants & Leisure 4.4%
Chipotle Mexican Grill (1) 3,600 5,115
Domino's Pizza  8,000 2,942
DraftKings , Class A (1) 32,000 1,962
Hilton Worldwide Holdings  64,000 7,739
Marriott International, Class A  16,000 2,370
MGM Resorts International  71,000 2,697
Vail Resorts  13,000 3,792
26,617
Internet & Direct Marketing
Retail 1.4%
Deliveroo Holdings, Acquisition
Date: 9/12/17 - 5/16/19, Cost $683
(GBP) (1)(2) 384,400 1,447
DoorDash , Class A (1) 1,644 216
DoorDash , Class A, Acquisition Date:
6/17/20, Cost $113 (1)(2) 2,466 307
Etsy (1) 24,000 4,840
Farfetch , Class A (1) 33,899 1,797
8,607
Multiline Retail 2.1%
Dollar General  35,000 7,092
Dollar Tree (1) 52,000 5,952
13,044
Specialty Retail 3.4%
Burlington Stores (1) 33,000 9,860
Five Below (1) 10,000 1,908
O'Reilly Automotive (1) 11,000 5,580
Ross Stores  28,000 3,358
20,706
Shares $ Value
(Cost and value in $000s)
Textiles, Apparel & Luxury
Goods 0.5%
Lululemon Athletica  (1) 3,000 920
VF  27,000 2,158
3,078
Total Consumer Discretionary 85,164
CONSUMER STAPLES 2.4%
Beverages 0.3%
Boston Beer, Class A (1) 1,450 1,749
1,749
Food & Staples Retailing 1.3%
Casey's General Stores  37,000 7,999
7,999
Food Products 0.5%
TreeHouse Foods (1) 61,000 3,187
3,187
Household Products 0.3%
Reynolds Consumer Products  63,000 1,876
1,876
Total Consumer Staples 14,811
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Venture Global LNG, Series B,
Acquisition Date: 3/8/18, Cost $60 (1)
(2)(3) 20 111
Venture Global LNG, Series C,
Acquisition Date: 10/16/17 - 3/8/18,
Cost $512 (1)(2)(3) 139 774
Total Energy 885
FINANCIALS 6.2%
Banks 0.5%
Webster Financial  56,000 3,086
3,086
Capital Markets 3.7%
Cboe Global Markets  57,000 5,625
Dragoneer Growth Opportunities,
Class A, Acquisition Date: 3/15/21 (1) 7,000 71
Dragoneer Growth Opportunities
SPAC/CCC Intelligent Solutions
Holdings PIPE (1)(4) 20,220 185
KKR  112,000 5,471
MarketAxess Holdings  6,000 2,988
Pershing Square Tontine Holdings,
Class A (1) 48,000 1,152
Pershing Square Tontine Holdings,
Class A, Warrants, 7/24/21 (1) 6,567 54
Raymond James Financial  16,000 1,961
Tradeweb Markets, Class A  71,000 5,254
22,761
Diversified Financial Services 0.3%
Social Finance, Acquisition Date:
12/30/20, Cost $1,187 (1)(2) 64,381 1,828
1,828

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
Insurance 1.7%
Assurant  32,000 4,536
Axis Capital Holdings  60,000 2,974
GoHealth , Class A (1) 42,000 491
Kemper  19,000 1,515
Selectquote  (1) 27,000 797
10,313
Total Financials 37,988
HEALTH CARE 25.9%
Biotechnology 4.7%
Alkermes  (1) 119,000 2,223
Alnylam Pharmaceuticals (1) 20,000 2,824
Argenx , ADR (1) 12,000 3,305
Ascendis Pharma, ADR (1) 5,000 644
Exact Sciences (1) 24,000 3,163
Exelixis  (1) 39,000 881
Incyte  (1) 56,000 4,551
Ionis Pharmaceuticals (1) 61,000 2,742
Kodiak Sciences (1) 3,000 340
Neurocrine Biosciences (1) 24,000 2,334
Seagen  (1) 28,000 3,888
Ultragenyx Pharmaceutical (1) 16,000 1,822
28,717
Health Care Equipment &
Supplies 9.7%
Alcon (1) 53,000 3,719
Align Technology (1) 4,000 2,166
Cooper  26,000 9,986
DENTSPLY SIRONA  28,000 1,787
Hologic  (1) 215,000 15,992
ICU Medical (1) 13,000 2,671
IDEXX Laboratories (1) 2,000 979
JAND, Class A, Acquisition Date:
11/19/20, Cost $29 (1)(2)(3) 1,192 29
Ortho Clinical Diagnostics Holdings (1) 74,000 1,428
Quidel  (1) 26,000 3,326
Teleflex  34,000 14,126
West Pharmaceutical Services  9,000 2,536
58,745
Health Care Providers &
Services 1.1%
Acadia Healthcare (1) 84,000 4,800
Molina Healthcare (1) 8,000 1,870
6,670
Health Care Technology 1.3%
Multiplan (1) 250,000 1,387
Veeva Systems, Class A (1) 24,000 6,270
7,657
Life Sciences Tools & Services 5.6%
Agilent Technologies  92,000 11,697
Avantor  (1) 235,000 6,798
Bruker  156,000 10,028
PPD (1) 50,000 1,892
PRA Health Sciences (1) 23,000 3,527
33,942
Shares $ Value
(Cost and value in $000s)
Pharmaceuticals 3.5%
Catalent  (1) 120,000 12,637
Elanco Animal Health (1) 135,000 3,976
Perrigo  111,000 4,492
21,105
Total Health Care 156,836
INDUSTRIALS & BUSINESS
SERVICES 17.3%
Aerospace & Defense 2.5%
BWX Technologies  68,000 4,484
Textron  191,000 10,711
15,195
Airlines 1.0%
Alaska Air Group  48,000 3,322
Southwest Airlines  48,000 2,931
6,253
Commercial Services &
Supplies 0.4%
Waste Connections  24,000 2,591
2,591
Electrical Equipment 0.5%
Array Technologies (1) 75,000 2,237
Shoals Technologies Group, Class
A (1) 31,000 1,078
3,315
Industrial Conglomerates 0.8%
Roper Technologies  12,000 4,840
4,840
Machinery 5.0%
Colfax (1) 136,000 5,958
Fortive 76,000 5,369
IDEX  38,000 7,954
Ingersoll Rand (1) 223,000 10,974
30,255
Professional Services 5.7%
Clarivate  (1) 268,000 7,073
CoStar Group (1) 7,500 6,164
Dun & Bradstreet Holdings (1) 81,000 1,929
Equifax  33,000 5,977
Leidos Holdings  16,000 1,540
TransUnion  68,000 6,120
Verisk Analytics  33,000 5,831
34,634
Road & Rail 1.4%
JB Hunt Transport Services  51,000 8,572
8,572
Total Industrials & Business Services 105,655
INFORMATION
TECHNOLOGY 19.7%
Electronic Equipment, Instruments
& Components 3.5%
Amphenol, Class A  40,000 2,639
Cognex 19,000 1,577

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
Corning  124,000 5,395
Keysight Technologies (1) 52,000 7,457
National Instruments  99,000 4,275
21,343
IT Services 2.8%
Black Knight (1) 59,000 4,365
Broadridge Financial Solutions  16,000 2,450
FleetCor Technologies (1) 26,000 6,984
Jack Henry & Associates  8,000 1,214
WEX (1) 11,000 2,302
17,315
Semiconductors & Semiconductor
Equipment 7.4%
Entegris 49,000 5,478
KLA  21,000 6,938
Lattice Semiconductor (1) 11,759 529
Marvell Technology Group  175,000 8,572
Maxim Integrated Products  38,000 3,472
Microchip Technology  93,000 14,436
Skyworks Solutions  32,000 5,871
45,296
Software 6.0%
Atlassian , Class A (1) 21,000 4,426
Bentley Systems, Class B  9,000 422
Bill.com Holdings (1) 10,000 1,455
Ceridian HCM Holding (1) 64,000 5,393
Citrix Systems  27,000 3,790
Crowdstrike Holdings, Class A (1) 14,000 2,555
DocuSign (1) 32,000 6,478
Five9 (1) 9,000 1,407
Fortinet (1) 21,000 3,873
nCino  (1) 10,000 667
Procore Technologies, Acquisition
Date: 7/15/20 - 12/9/20, Cost $203 (1)
(2)(3) 3,597 227
PTC (1) 13,000 1,790
Splunk  (1) 28,000 3,793
Squarespace, Class C, Acquisition
Date: 3/16/21, Cost $167 (1)(2)(3) 2,434 167
Vimeo, Class A, Acquisition Date:
1/25/21, Cost $336 (1)(2)(3) 10,355 345
36,788
Total Information Technology 120,742
MATERIALS 5.4%
Chemicals 0.5%
RPM International  32,000 2,939
2,939
Construction Materials 0.3%
Martin Marietta Materials  6,000 2,015
2,015
Containers & Packaging 4.2%
Avery Dennison  32,000 5,877
Ball  151,000 12,796
Gores Holdings V SPAC/ Ardagh
Group PIPE (1)(4) 72,423 650
Shares $ Value
(Cost and value in $000s)
Packaging Corp. of America  16,000 2,152
Sealed Air  88,000 4,032
25,507
Metals & Mining 0.4%
Kirkland Lake Gold  74,000 2,501
2,501
Total Materials 32,962
REAL ESTATE 0.0%
Real Estate Management &
Development 0.0%
WeWork , Class A, Acquisition Date:
5/26/15, Cost $54 (1)(2) 3,835 43
Total Real Estate 43
UTILITIES 1.4%
Electric Utilities 0.2%
Eversource Energy  17,000 1,472
1,472
Multi-Utilities 1.2%
Ameren  28,000 2,278
Sempra Energy  36,000 4,773
7,051
Total Utilities 8,523
Total Common Stocks (Cost
$327,361) 585,812
CONVERTIBLE PREFERRED STOCKS 1.0%
CONSUMER DISCRETIONARY 0.7%
Automobiles 0.7%
Rivian Automotive, Series D,
Acquisition Date: 12/23/19,
Cost $921 (1)(2)(3) 85,735 3,159
Rivian Automotive, Series E,
Acquisition Date: 7/10/20,
Cost $507 (1)(2)(3) 32,721 1,206
4,365
Internet & Direct Marketing
Retail 0.0%
Maplebear DBA Instacart , Series
I, Acquisition Date: 2/26/21,
Cost $146 (1)(2)(3) 1,170 146
146
Total Consumer Discretionary 4,511
HEALTH CARE 0.0%
Health Care Equipment &
Supplies 0.0%
JAND, Series AA, Acquisition Date:
11/19/20, Cost $61 (1)(2)(3) 2,467 61
JAND, Series B, Acquisition Date:
11/19/20, Cost $— (1)(2)(3) 3 —
Total Health Care 61

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks , Series G, Acquisition Date:
2/1/21, Cost $197 (1)(2)(3) 1,110 197
Procore Technologies, Series
B, Acquisition Date: 7/15/20,
Cost $40 (1)(2)(3) 892 56
Total Information Technology 253
MATERIALS 0.1%
Chemicals 0.1%
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $595 (1)(2)(3) 14,417 595
Total Materials 595
REAL ESTATE 0.1%
Real Estate Management &
Development 0.1%
WeWork , Series D-1, Acquisition Date:
12/9/14, Cost $362 (1)(2) 21,721 244
Shares $ Value
(Cost and value in $000s)
WeWork , Series D-2, Acquisition Date:
12/9/14, Cost $284 (1)(2) 17,066 192
Total Real Estate 436
Total Convertible Preferred Stocks
(Cost $3,113) 5,856
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Treasury Reserve Fund,
0.04% (5)(6) 19,690,477 19,690
Total Short-Term Investments (Cost
$19,690) 19,690
Total Investments in
Securities 100.4%
(Cost $350,164) $ 611,358
Other Assets Less Liabilities (0.4)% (2,393)
Net Assets 100.0% $ 608,965
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $11,134 and represents 1.8% of net assets.
(3) Level 3 in fair value hierarchy.
(4) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at March 31, 2021, was $926 and was valued at $835 (0.1% of net assets).
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
GBP British Pound
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Mid-Cap Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.04% $ —# $ — $ 3+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Treasury Reserve Fund, 0.04% $ 14,428  ¤  ¤ $ 19,690^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $3 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $19,690.

T. ROWE PRICE Mid-Cap Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Mid-Cap Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Mid-Cap Growth Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2021, totaled $2,494,000 for the period ended March 31, 2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
E305-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 579,699 $ 4,460 $ 1,653 $ 585,812
Convertible Preferred Stocks — 436 5,420 5,856
Short-Term Investments 19,690 — — 19,690
Total $ 599,389 $ 4,896 $ 7,073 $ 611,358
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Transfer
Out of
Level 3
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 2,328 $ 10 $ 502 $ (1,187) $ 1,653
Convertible Preferred Stocks 3,234 2,484 938 (1,236) 5,420
Total $ 5,562 $ 2,494 $ 1,440 $ (2,423) $ 7,073